Financial Highlights - Changes in Net Asset Value per Unit (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ratios to average net assets:
Interest income	0.00%
Trading Company administrative fees	(0.40%)
Management fees	(1.50%)
Incentive fees	(0.90%)
LV Futures Fund L.P. [Member]
Ratios to average net assets:
Interest income	0.00%
Trading Company administrative fees	(0.40%)
Management fees	(1.40%)
Incentive fees	(0.80%)
Class A [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 966.09	$ 901.98	$ 912.87
Net operating results:
Net investment loss	(31.81)	(30.82)	(30.98)
Net realized/unrealized gain (loss)	(29.33)	94.93	20.09
Net income (loss)	(61.14)	64.11	(10.89)
Net asset value per Unit, End of period	$ 904.95	$ 966.09	$ 901.98
Ratios to average net assets:
Net investment loss	(3.50%)	(3.40%)	(3.40%)
Partnership expenses	3.50%	3.40%	3.40%
Total return:	(6.30%)	7.10%	(1.20%)
Class A [Member] | LV Futures Fund L.P. [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 963.16	$ 900.45	$ 893.04
Net operating results:
Net investment loss	(32.06)	(30.68)	(30.44)
Net realized/unrealized gain (loss)	(18.42)	93.39	37.85
Net income (loss)	(50.48)	62.71	7.41
Net asset value per Unit, End of period	$ 912.68	$ 963.16	$ 900.45
Ratios to average net assets:
Net investment loss	(3.40%)	(3.40%)	(3.40%)
Partnership expenses	3.40%	3.40%	3.40%
Total return:	(5.20%)	7.00%	0.80%
Class B [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 1,002.61	$ 931.43	$ 937.97
Net operating results:
Net investment loss	(28.25)	(27.23)	(27.21)
Net realized/unrealized gain (loss)	(30.47)	98.41	20.67
Net income (loss)	(58.72)	71.18	(6.54)
Net asset value per Unit, End of period	$ 943.89	$ 1,002.61	$ 931.43
Ratios to average net assets:
Net investment loss	(3.00%)	(2.90%)	(2.90%)
Partnership expenses	3.00%	2.90%	2.90%
Total return:	(5.90%)	7.60%	(0.70%)
Class B [Member] | LV Futures Fund L.P. [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 999.57	$ 929.85	$ 917.60
Net operating results:
Net investment loss	(28.43)	(27.08)	(26.73)
Net realized/unrealized gain (loss)	(19.19)	96.80	38.98
Net income (loss)	(47.62)	69.72	12.25
Net asset value per Unit, End of period	$ 951.95	$ 999.57	$ 929.85
Ratios to average net assets:
Net investment loss	(2.90%)	(2.90%)	(2.90%)
Partnership expenses	2.90%	2.90%	2.90%
Total return:	(4.80%)	7.50%	1.30%
Class C [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 1,040.49	$ 961.83	$ 963.75
Net operating results:
Net investment loss	(24.25)	(23.31)	(23.22)
Net realized/unrealized gain (loss)	(31.75)	101.97	21.30
Net income (loss)	(56.00)	78.66	(1.92)
Net asset value per Unit, End of period	$ 984.49	$ 1,040.49	$ 961.83
Ratios to average net assets:
Net investment loss	(2.40%)	(2.40%)	(2.40%)
Partnership expenses	2.40%	2.40%	2.40%
Total return:	(5.40%)	8.20%	(0.20%)
Class C [Member] | LV Futures Fund L.P. [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 1,037.34	$ 960.20	$ 942.83
Net operating results:
Net investment loss	(24.45)	(23.21)	(22.83)
Net realized/unrealized gain (loss)	(20.00)	100.35	40.20
Net income (loss)	(44.45)	77.14	17.37
Net asset value per Unit, End of period	$ 992.89	$ 1,037.34	$ 960.20
Ratios to average net assets:
Net investment loss	(2.40%)	(2.40%)	(2.40%)
Partnership expenses	2.40%	2.40%	2.40%
Total return:	(4.30%)	8.00%	1.80%
Class Z [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 1,120.55	$ 1,025.61	$ 1,017.43
Net operating results:
Net investment loss	(15.31)	(14.50)	(14.36)
Net realized/unrealized gain (loss)	(34.28)	109.44	22.54
Net income (loss)	(49.59)	94.94	8.18
Net asset value per Unit, End of period	$ 1,070.96	$ 1,120.55	$ 1,025.61
Ratios to average net assets:
Net investment loss	(1.40%)	(1.40%)	(1.40%)
Partnership expenses	1.40%	1.40%	1.40%
Total return:	(4.40%)	9.30%	0.80%
Class Z [Member] | LV Futures Fund L.P. [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period	$ 1,117.16	$ 1,023.87	$ 995.36
Net operating results:
Net investment loss	(15.45)	(14.36)	(14.08)
Net realized/unrealized gain (loss)	(21.63)	107.65	42.59
Net income (loss)	(37.08)	93.29	28.51
Net asset value per Unit, End of period	$ 1,080.08	$ 1,117.16	$ 1,023.87
Ratios to average net assets:
Net investment loss	(1.40%)	(1.40%)	(1.40%)
Partnership expenses	1.40%	1.40%	1.40%
Total return:	(3.30%)	9.10%	2.90%
Class D [Member] | LV Futures Fund L.P. [Member]
Per Unit operating performance:
Net asset value per Unit, Beginning of period		$ 961.32	$ 956.28
Net operating results:
Net investment loss			(3.46)
Net realized/unrealized gain (loss)			8.50
Net income (loss)			5.04
Net asset value per Unit, End of period			$ 961.32
Ratios to average net assets:
Net investment loss			(2.20%)
Partnership expenses			2.20%
Total return:			0.50%